Income taxes - Summary of Movement in Deferred Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 85	$ 67
Deferred tax liabilities	35	25
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	72	51
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13	16
Property, plant and equipment, intangible assets and others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 35	$ 25